Cost of sales - Schedule of royalties and others (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Detailed Information About Royalties And Other Expenses [Abstract]
Royalties	$ 184,441	$ 128,723	$ 144,837
Export duties	59,509	48,090	43,840
Total royalties and others	$ 243,950	$ 176,813	$ 188,677